Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following table presents a roll forward of accumulated other comprehensive income (loss):

	Unrealized gains (losses) arising during the year	Cumulative Currency Translation Adjustment	Defined Benefit Pension Liability	Total
Balance, December 31, 2017, net of tax	$2,440	$11,171	$(3,143)	$10,468
Unrealized gains (losses) on fixed income available-for-sale investments arising during the year	(2,284)	—	—	(2,284)
Reclassification adjustment for net realized (gains) losses included in net earnings	63	—	—	63
Change in currency translation adjustment	—	(202)	—	(202)
Decrease in defined benefit pension liability	—	—	2,156	2,156
Total other comprehensive income (loss)	(2,221)	(202)	2,156	(267)
Other comprehensive (income) loss attributable to RNCI	222	17	—	239
Balance, December 31, 2018, net of tax	441	10,986	(987)	10,440
Unrealized gains (losses) on fixed income available-for-sale investments arising during the year	2,896	—	—	2,896
Reclassification adjustment for net realized (gains) losses included in net earnings	(3,894)	—	—	(3,894)
Change in currency translation adjustment	—	(2,428)	—	(2,428)
Decrease in defined benefit pension liability	—	—	42	42
Total other comprehensive income (loss)	(998)	(2,428)	42	(3,384)
Other comprehensive (income) loss attributable to RNCI	125	(10)	—	115
Balance, December 31, 2019, net of tax	(432)	8,548	(945)	7,171
Unrealized gains (losses) on fixed income available-for-sale investments arising during the year	104,924	—	—	104,924
Reclassification adjustment for change in allowance for credit losses recognized in net earnings	(509)	—	—	(509)
Reclassification adjustment for net realized (gains) losses included in net earnings	(18,033)	—	—	(18,033)
Reclassification to earnings on disposal of subsidiary	(11,856)	34	—	(11,822)
Change in currency translation adjustment	—	(2,103)	—	(2,103)
Decrease in defined benefit pension liability	—	—	1,152	1,152
Total other comprehensive income (loss)	74,526	(2,069)	1,152	73,609
Other comprehensive (income) loss attributable to RNCI	(1,518)	1,397	—	(121)
Balance, December 31, 2020, net of tax	$72,576	$7,876	$207	$80,659
The following table presents details about the tax effects allocated to each component of other comprehensive income (loss):

	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount
Twelve months ended December 31, 2020
Unrealized gains (losses) on fixed income available-for-sale investments arising during the year	$115,610	$(10,686)	$104,924
Reclassification adjustment for change in allowance for credit losses recognized in net earnings	(499)	(10)	(509)
Reclassification adjustment for net realized (gains) losses included in net earnings	(19,766)	1,733	(18,033)
Reclassification to earnings on disposal of subsidiary	(15,008)	3,152	(11,856)
Change in currency translation adjustment	(2,294)	191	(2,103)
Reclassification to earnings on disposal of subsidiary	34	—	34
Decrease in defined benefit pension liability	1,097	55	1,152
Other comprehensive income (loss)	$79,174	$(5,565)	$73,609
In the year ended December 31, 2019 and 2018, the deferred tax (expense) benefit associated with items reported in other comprehensive income (loss) was subject to a full valuation allowance. For information on valuation allowances on deferred tax assets, refer to “Assessment of Valuation Allowance on Deferred Tax Assets” within Note 20 - "Income Taxation."
The following table presents details amounts reclassified from accumulated other comprehensive income:

Details about AOCI components	2020	2019	2018	Affected Line Item in Statement where Net Earnings are presented
Unrealized gains (losses) on fixed income available-for-sale investments	$18,682	$3,894	$(63)	Net realized and unrealized gains (losses)
	16,591	—	—	Net earnings from discontinued operations
	35,273	3,894	(63)	Total before tax
	(4,875)	—	—	Income tax (expense)
	30,398	3,894	(63)	Net of tax
Currency translation adjustment on disposal of subsidiary	(34)	—	—	Net earnings from discontinued operations
Total reclassifications for the period, net of tax	$30,364	$3,894	$(63)

Schedule of Reclassification from Accumulated Other Comprehensive Income
The following table provides a reconciliation of the gross realized gains and losses and credit recoveries (losses) on our AFS fixed maturity debt securities that arose during the years ended December 31, 2020, 2019 and 2018 within our continuing and discontinued operations and the offsetting reclassification adjustments included within our consolidated statements of comprehensive income:

	2020	2019	2018
Included within continuing operations:
Gross realized gains on fixed maturity securities, AFS	$26,313	$4,844	$27
Gross realized losses on fixed maturity securities, AFS	(7,801)	(905)	(90)
Tax effect	(1,623)	—	—
Included within discontinued operations:
Gross realized gains on fixed maturity securities, AFS	1,374	12	—
Gross realized losses on fixed maturity securities, AFS	(120)	(57)	—
Tax effect	(110)	—	—
Total reclassification adjustment for net realized gains (losses) included in net earnings	$18,033	$3,894	$(63)
Included within continuing operations:
Credit recoveries (losses) on fixed maturity securities, AFS	$170	$—	$—
Tax effect	3	—	—
Included within discontinued operations:
Credit recoveries (losses) on fixed maturity securities, AFS	329	—	—
Tax effect	7	—	—
Total reclassification adjustment for change in allowance for credit losses recognized in net earnings	$509	$—	$—
The following table presents details amounts reclassified from accumulated other comprehensive income:

Details about AOCI components	2020	2019	2018	Affected Line Item in Statement where Net Earnings are presented
Unrealized gains (losses) on fixed income available-for-sale investments	$18,682	$3,894	$(63)	Net realized and unrealized gains (losses)
	16,591	—	—	Net earnings from discontinued operations
	35,273	3,894	(63)	Total before tax
	(4,875)	—	—	Income tax (expense)
	30,398	3,894	(63)	Net of tax
Currency translation adjustment on disposal of subsidiary	(34)	—	—	Net earnings from discontinued operations
Total reclassifications for the period, net of tax	$30,364	$3,894	$(63)